Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Principal Accounting Policies
Schedule of ownership interest in foreign owned subsidiaries

Name of Foreign Owned	Foreign Owned Subsidiaries’ Economic Ownership
Subsidiaries	of VIEs	Name of VIEs	Activities of VIEs
Shanghai Yifang	100%	Shanghai Kushuo	Operate the real estate offline advertising business
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business
Shanghai Baoyi	100%	Shanghai E-Cheng	Operate the real estate fund management business
Shanghai CRIC	100%	Shanghai Fangjia	Operate the information and consulting business
Shanghai Weidian	100%	Shanghai Weihui	Operate the community value-added business

Schedule of financial statement balances included in the consolidated financial statements

	As of December 31,
	2013	2014
	$	$
Cash and cash equivalents	71,095,466	99,718,317
Accounts receivable, net of allowance for doubtful accounts	87,835,551	118,223,577
Other current assets	29,693,275	34,132,543
Amounts due from related parties	—	424,864
Total current assets	188,624,292	252,499,301
Total non-current assets	49,517,785	55,033,244
Total assets	238,142,077	307,532,545

Accounts payable	1,505,942	600,735
Accrued payroll and welfare expenses	29,309,329	44,321,824
Income tax payable	28,793,459	28,337,431
Other tax payable	11,188,055	16,032,365
Amounts due to related parties	2,383,293	4,175,247
Advance from customers and deferred revenue	7,150,344	5,073,492
Liability for exclusive rights, current	8,967,972	—
Other current liabilities	9,917,349	36,291,161
Total current liabilities	99,215,743	134,832,255
Deferred tax liabilities, non-current	655,563	469,579
Total liabilities	99,871,306	135,301,834

Schedule of financial statement amounts included in the consolidated financial statements

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Total revenues	172,402,066	321,004,846	492,253,803
Cost of revenues	(54,276,512)	(59,920,429)	(43,760,890)
Net income (loss)	(3,212,138)	1,503,897	(8,699,386)
Net cash provided by operating activities	16,020,624	72,877,862	55,495,458
Net cash used in investing activities	(17,544,270)	(18,042,241)	(17,245,460)
Net cash provided by (used in) financing activities	26,686,813	(40,248,296)	(17,043,942)

Schedule of accounts receivable
	As of December 31,
	2013	2014
	$	$
Unbilled accounts receivable	268,589,167	306,282,419
Billed accounts receivable	88,852,935	108,867,589
Total	357,442,102	415,150,008

Schedule of expected useful lives of property and equipment
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3 - 5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable and customer deposits

	2012	2013	2014
	$	$	$
Balance as of January 1	14,811,322	36,537,817	60,818,408
Provisions for doubtful accounts	27,297,288	29,099,216	26,363,611
Write offs	(5,633,500)	(6,298,025)	(42,404,691)
Changes due to foreign exchange	62,707	1,479,400	(190,682)
Balance as of December 31	36,537,817	60,818,408	44,586,646

Schedule of computation of basic and diluted income per share

	Years Ended December 31,
	2012	2013	2014
Net income (loss) attributable to E-House ordinary shareholders — basic	$(56,971,404)	$51,957,425	$40,001,485
Decrease of income from Leju*	—	—	(2,208,892)
Interest of Convertible Senior Notes (including stated interest and amortization of discount and issuance costs)	—	192,566	—
Net income (loss) attributable to E-House ordinary shareholders — diluted	$(56,971,404)	$52,149,991	$37,792,593

Weighted average ordinary shares outstanding— basic	106,159,388	130,163,165	139,211,442
Convertible senior notes	—	334,821	—
Share options and restricted shares	—	5,282,011	7,476,393
Weighted average number of ordinary shares outstanding — diluted	106,159,388	135,779,997	146,687,835

Basic earnings (loss) per share	$(0.54)	$0.40	$0.29

Diluted earnings (loss) per share	$(0.54)	$0.38	$0.26

* In calculating diluted earnings (loss) per share, the amount of Leju’s net income included in net income (loss) attributable to E-House’s ordinary shareholders is calculated by multiplying Leju’s diluted EPS by the weighted average number of Leju shares held by E-House’s during the period, which may result in net income (loss) attributable to E-House ordinary shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as increase (decrease) of income (loss) from Leju.

Schedule of instruments not included in the computation of duluted earnings (loss) per share
	Years Ended December 31,
	2012	2013	2014
Share options and restricted shares	14,660,788	—	—
Convertible senior notes	—	—	8,959,127

Effects of changes in E-House's ownership interest in CRIC, Leju and other significantly less than wholly owned subsidiaries on equity attributable to E-House

	Years Ended December 31,
	2012	2013	2014
Net income (loss) attributable to E-House	(56,971,404)	51,957,425	40,001,485

Transfers to the non-controlling interest:
Decrease in E-House’s additional paid-in capital for purchase of 64,642,647 CRIC common shares for the years ended December 31 2012	(149,461,182)	—	—
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	(332,951)	—	—
Increase in E-House’s equity by partial disposal of subsidiaries	—	—	138,477,580
Increase in E-House’s additional paid-in capital for issuing Leju’s shares to public	—	—	70,068,096
Decrease in E-House’s additional paid-in capital for Leju share distribution to E-House’s shareholders	—	—	(21,569,028)
Decrease in E-House’s additional paid-in capital for acquisition of non-controlling interest	—	—	(30,720,088)
Increase in E-House’s additional paid-in capital for the exercise of Leju’s options and the vesting of Leju’s restricted shares			58,340
Net transfers from (to) non-controlling interest	(149,794,133)	—	156,314,900

Change from net income attributable to E-House and transfers (to) from non-controlling interest	(206,765,537)	51,957,425	196,316,385